UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND
(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600
Denver, CO 80202
(Address of principal executive offices)(zip code)

Christopher J. Marsico
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO 80202
(Name and address of agent for service)

Copies to:
Sander M. Bieber, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C.  20006

Registrant's telephone number, including area code: (303)454-5600

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Item 1.  Schedule of Investments

The Marsico Investment Fund
Schedule of Investments
June 30, 2010 (Unaudited)

Marsico Focus Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2010
(Unaudited)

	Number		Percent
	of		of Net
	Shares	Value	Assets
COMMON STOCKS

Aerospace & Defense
General Dynamics Corporation	550,353	$32,228,672	2.01%
Goodrich Corporation	859,624	56,950,090	3.54
		89,178,762	5.55

Air Freight & Logistics
FedEx Corporation	418,521	29,342,507	1.83

Casinos & Gaming
Wynn Resorts Ltd.	318,112	24,262,402	1.51

Communications Equipment
Cisco Systems, Inc.*	2,415,498	51,474,262	3.21

Computer Hardware
Apple, Inc.*	521,972	131,291,617	8.18

Consumer Finance
American Express Company	837,892	33,264,312	2.07

Department Stores
Nordstrom, Inc.	758,667	24,421,491	1.52

Diversified Banks
U.S. Bancorp	2,811,977	62,847,686	3.91
Wells Fargo & Company	3,228,421	82,647,578	5.15
		145,495,264	9.06

Diversified Chemicals
The Dow Chemical Company	3,273,442	77,646,044	4.84

Diversified Metals & Mining
BHP Billiton PLC ADR	1,089,320	56,034,621	3.49

Fertilizers & Agricultural Chemicals
Monsanto Company	539,554	24,938,186	1.55
Potash Corporation of Saskatchewan, Inc.	227,086	19,583,896	1.22
		44,522,082	2.77

Footwear
NIKE, Inc. - Cl. B	185,873	12,555,721	0.78

Health Care Equipment
Intuitive Surgical, Inc.*	165,895	52,359,780	3.26

Home Improvement Retail
The Home Depot, Inc.	1,349,828	37,889,672	2.36

Industrial Machinery
Eaton Corporation	846,949	55,424,343	3.45

Internet Retail
Amazon.com, Inc.*	431,219	47,114,988	2.93
priceline.com, Inc.*	213,698	37,726,245	2.35
		84,841,233	5.28

Internet Software & Services
Baidu, Inc. Spon. ADR*	813,517	55,384,237	3.45
Google, Inc. - Cl. A*	120,918	53,802,464	3.35
		109,186,701	6.80

Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	194,097	25,479,113	1.59

Movies & Entertainment
The Walt Disney Company	1,789,466	56,368,179	3.51

Oil & Gas Exploration & Production
EOG Resources, Inc.	449,272	44,194,887	2.75

Other Diversified Financial Services
JPMorgan Chase & Co.	1,269,681	46,483,021	2.90

Packaged Foods & Meats
Mead Johnson Nutrition Company	951,458	47,687,075	2.97

Pharmaceuticals
Merck & Co., Inc.	2,103,178	73,548,135	4.58

Railroads
Union Pacific Corporation	1,260,072	87,587,605	5.46

Regional Banks
The PNC Financial Services Group, Inc.	589,636	33,314,434	2.07

Restaurants
McDonald's Corporation	1,062,095	69,960,198	4.36

TOTAL COMMON STOCKS
(Cost $1,374,347,903)		1,543,813,461	96.15

SHORT-TERM INVESTMENTS

State Street Institutional U.S. Government Money Market Fund, 0.060%	1,574,541	1,574,541	0.10

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,574,541)		1,574,541	0.10

TOTAL INVESTMENTS
(Cost $1,375,922,444)		1,545,388,002	96.25

Cash and Other Assets, Less Liabilities		60,273,391	3.75

NET ASSETS		$1,605,661,393	100.00%

* Non-income producing.

See notes to schedules of investments.

Marsico Growth Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2010
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
General Dynamics Corporation	416,737	$24,404,119	2.98%

Air Freight & Logistics
FedEx Corporation	232,489	16,299,804	1.99

Apparel Retail
The TJX Companies, Inc.	181,418	7,610,485	0.93

Cable & Satellite
The DIRECTV Group, Inc. - Cl. A*	495,441	16,805,359	2.06

Casinos & Gaming
Wynn Resorts Ltd.	156,409	11,929,314	1.46

Communications Equipment
Cisco Systems, Inc.*	1,275,642	27,183,931	3.32

Computer Hardware
Apple, Inc.*	261,326	65,731,329	8.04

Computer Storage & Peripherals
EMC Corporation*	1,028,292	18,817,744	2.30

Department Stores
Nordstrom, Inc.	306,056	9,851,943	1.20

Diversified Banks
U.S. Bancorp	1,235,504	27,613,515	3.38
Wells Fargo & Company	1,378,172	35,281,203	4.31
		62,894,718	7.69

Diversified Chemicals
PPG Industries, Inc.	313,045	18,911,048	2.31
The Dow Chemical Company	1,262,550	29,947,686	3.66
		48,858,734	5.97

Diversified Metals & Mining
BHP Billiton PLC ADR	528,798	27,201,369	3.33

Fertilizers & Agricultural Chemicals
Monsanto Company	272,563	12,597,862	1.54
Potash Corporation of Saskatchewan, Inc.	117,814	10,160,279	1.24
		22,758,141	2.78

Footwear
NIKE, Inc. - Cl. B	429,052	28,982,463	3.54

Home Improvement Retail
The Home Depot, Inc.	644,617	18,094,399	2.21

Industrial Gases
Praxair, Inc.	291,751	22,170,158	2.71

Industrial Machinery
Danaher Corporation	457,172	16,970,225	2.08

Internet Retail
Amazon.com, Inc.*	238,108	26,015,680	3.18
priceline.com, Inc.*	81,889	14,456,684	1.77
		40,472,364	4.95

Internet Software & Services
Baidu, Inc. Spon. ADR*	422,057	28,733,641	3.51
Google, Inc. - Cl. A*	58,814	26,169,289	3.20
		54,902,930	6.71

Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	79,176	10,393,433	1.27

Movies & Entertainment
The Walt Disney Company	744,803	23,461,294	2.87

Oil & Gas Exploration & Production
EOG Resources, Inc.	290,589	28,585,240	3.50

Other Diversified Financial Services
JPMorgan Chase & Co.	500,135	18,309,942	2.24

Pharmaceuticals
Johnson & Johnson	240,911	14,228,203	1.74
Merck & Co., Inc.	396,973	13,882,146	1.70
		28,110,349	3.44

Railroads
Norfolk Southern Corporation	271,651	14,411,086	1.76
Union Pacific Corporation	509,669	35,427,092	4.33
		49,838,178	6.09

Regional Banks
The PNC Financial Services Group, Inc.	430,952	24,348,788	2.98

Restaurants
McDonald's Corporation	552,834	36,415,176	4.45

Specialty Stores
Tiffany & Co.	196,847	7,462,470	0.91

Wireless Telecommunication Services
American Tower Corporation - Cl. A*	374,452	16,663,114	2.04
Crown Castle International Corp.*	164,195	6,117,906	0.75
		22,781,020	2.79

TOTAL COMMON STOCKS
(Cost $677,019,411)		791,645,419	96.79

PREFERRED STOCKS

Diversified Banks
Wells Fargo & Company, Series J Pref., 8.000%	337,000	8,724,930	1.07

TOTAL PREFERRED STOCKS
(Cost $5,954,707)		8,724,930	1.07

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund, 0.000%	18,570,413	18,570,413	2.27

TOTAL SHORT-TERM INVESTMENTS
(Cost $18,570,413)		18,570,413	2.27

TOTAL INVESTMENTS
(Cost $701,544,531)		818,940,762	100.13

Liabilities, Less Cash and Other Assets		(1,031,747)	(0.13)

NET ASSETS		$817,909,015	100.00%

* Non-income producing.
See notes to schedules of investments.

Marsico 21st Century Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2010
(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
Honeywell International, Inc.	249,297	$9,730,062	1.34%
Precision Castparts Corp.	143,254	14,743,702	2.02
		24,473,764	3.36

Apparel Retail
J. Crew Group, Inc.*	556,650	20,490,286	2.81
rue21, inc.*	182,728	5,543,968	0.76
		26,034,254	3.57

Application Software
ANSYS, Inc.*	294,513	11,948,392	1.64
Nuance Communications, Inc.*	836,350	12,503,433	1.71
		24,451,825	3.35

Asset Management & Custody Banks
State Street Corporation	410,582	13,885,883	1.91

Brewers
Anheuser-Busch InBev N.V.	492,210	23,666,057	3.25

Broadcasting
CBS Corporation - Cl. B	1,737,152	22,461,375	3.08

Casinos & Gaming
Wynn Resorts Ltd.	92,578	7,060,924	0.97

Computer Hardware
Apple, Inc.*	145,644	36,633,835	5.03

Construction & Engineering
AECOM Technology Corporation*	152,277	3,511,508	0.48

Diversified Banks
U.S. Bancorp	1,447,473	32,351,022	4.44
Wells Fargo & Company	1,743,359	44,629,990	6.12
		76,981,012	10.56

Diversified Support Services
Ritchie Bros. Auctioneers, Inc.	223,810	4,077,818	0.56

Electrical Components & Equipment
Sensata Technologies Holding N.V.*	583,200	9,325,368	1.28

Fertilizers & Agricultural Chemicals
Monsanto Company	442,360	20,445,879	2.81

Health Care Equipment
Intuitive Surgical, Inc.*	99,395	31,371,050	4.30

Health Care Services
Emergency Medical Services Corporation - Cl. A*	79,814	3,913,280	0.54

Homebuilding
PDG Realty S.A. Empreendimentos e Participações	636,962	5,378,006	0.74

Homefurnishing Retail
Williams-Sonoma, Inc.	431,096	10,699,803	1.47

Hotels, Resorts & Cruise Lines
Starwood Hotels & Resorts Worldwide, Inc.	382,228	15,835,706	2.17

Internet Retail
Amazon.com, Inc.*	124,998	13,657,281	1.87

Internet Software & Services
Google, Inc. - Cl. A*	57,840	25,735,908	3.53
OpenTable, Inc.*	82,923	3,438,817	0.47
		29,174,725	4.00

Investment Banking & Brokerage
Jefferies Group, Inc.	1,014,016	21,375,457	2.93

Leisure Facilities
Vail Resorts, Inc.*	477,816	16,680,557	2.29

Movies & Entertainment
The Walt Disney Company	928,065	29,234,047	4.01

Oil & Gas Exploration & Production
Anadarko Petroleum Corporation	153,702	5,547,105	0.76
Range Resources Corporation	466,449	18,727,928	2.57
		24,275,033	3.33

Other Diversified Financial Services
JPMorgan Chase & Co.	867,008	31,741,163	4.35

Railroads
CSX Corporation	667,613	33,133,633	4.55

Real Estate Operating Companies
BR Malls Participacoes S.A.	319,756	4,163,028	0.57

Real Estate Services
Jones Lang LaSalle, Inc.	136,930	8,988,085	1.23

Regional Banks
City National Corporation	314,347	16,103,997	2.21
CVB Financial Corp.	596,717	5,668,811	0.78
First Horizon National Corporation*	1,722,164	19,718,778	2.71
First Midwest Bancorp, Inc.	430,676	5,237,020	0.72
Glacier Bancorp, Inc.	385,052	5,648,713	0.77
The PNC Financial Services Group, Inc.	642,488	36,300,572	4.98
		88,677,891	12.17

Restaurants
Chipotle Mexican Grill, Inc. - Cl. A*	42,552	5,821,539	0.80

Retail REITs
Colony Financial, Inc.	157,543	2,662,477	0.37
Taubman Centers, Inc.	139,719	5,257,626	0.72
		7,920,103	1.09

Thrifts & Mortgage Finance
First Niagara Financial Group, Inc.	1,334,707	16,723,879	2.29

Wireless Telecommunication Services
Crown Castle International Corp.*	725,625	27,036,788	3.71

TOTAL COMMON STOCKS
(Cost $647,036,606)		718,810,556	98.62

WARRANTS

Other Diversified Financial Services
Bank of America Corporation, Strike Price: $30.79, Expiration Date: October 28, 2018*	586,306	1,682,698	0.23
JPMorgan Chase & Co., Strike Price: $42.42, Expiration Date: October 28, 2018*	360,756	4,559,956	0.62

		6,242,654	0.85

TOTAL WARRANTS
(Cost $7,162,672)		6,242,654	0.85

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund, 0.000%	5,817,935	5,817,935	0.80

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,817,935)		5,817,935	0.80

TOTAL INVESTMENTS
(Cost $660,017,213)		730,871,145	100.27

Liabilities, Less Cash and Other Assets		(1,999,771)	(0.27)

NET ASSETS		$728,871,374	100.00%

* Non-income producing.
See notes to schedules of investments.

Marsico International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2010
(Unaudited)

	Number		Percent
	of		of Net
	Shares	Value	Assets
COMMON STOCKS

Advertising
Publicis Groupe S.A.	131,991	$5,265,087	1.48%

Aerospace & Defense
Rolls-Royce Group PLC*	649,166	5,418,450	1.52

Apparel Retail
Industria de Diseno Textile S.A. (Inditex)	194,847	11,110,435	3.12

Apparel, Accessories & Luxury Goods
Adidas A.G.	106,144	5,138,949	1.44
Swatch Group AG	24,872	7,014,524	1.97
		12,153,473	3.41

Application Software
Autonomy Corporation PLC*	192,539	5,248,299	1.47

Automobile Manufacturers
Daimler A.G.*	136,650	6,912,503	1.94
Honda Motor Co., Ltd.	126,800	3,724,476	1.05
		10,636,979	2.99

Brewers
Anheuser-Busch InBev N.V.	185,842	8,935,510	2.51

Building Products
ASSA ABLOY AB - Cl. B	84,652	1,692,017	0.47
Daikin Industries, Ltd.	57,073	1,740,173	0.49
		3,432,190	0.96

Communications Equipment
HTC Corporation	306,000	4,063,712	1.14
Research In Motion Ltd.*	75,600	3,724,056	1.05
		7,787,768	2.19

Consumer Electronics
Panasonic Corporation	279,700	3,492,571	0.98

Distillers & Vintners
Pernod-Ricard S.A.	48,323	3,748,177	1.05

Distributors
Li & Fung Ltd.	1,832,000	8,219,640	2.31

Diversified Banks
Banco Bilbao Vizcaya Argentaria S.A.	558,812	5,757,394	1.62
Barclays PLC	867,905	3,464,247	0.97
BNP Paribas	32,743	1,761,597	0.50
HSBC Holdings PLC	768,137	7,017,469	1.97
ICICI Bank Ltd. Spon. ADR	170,712	6,169,532	1.73
Mizuho Financial Group, Inc.	2,721,100	4,464,809	1.25
Standard Chartered PLC	294,053	7,160,311	2.01
		35,795,359	10.05

Diversified Capital Markets
Credit Suisse Group AG	94,305	3,545,607	1.00

Diversified Chemicals
BASF S.E.	202,850	11,083,785	3.11

Diversified Metals & Mining
Teck Resources Ltd. - Cl. B	86,102	2,546,138	0.71

Diversified Real Estate Activities
CapitaLand Ltd.	2,095,000	5,342,126	1.50
Hang Lung Properties Ltd.	862,000	3,313,505	0.93
		8,655,631	2.43

Electric Utilities
The Tokyo Electric Power Company, Inc.	157,500	4,284,541	1.20

Electrical Components & Equipment
Schneider Electric S.A.	70,002	7,070,198	1.99

Electronic Manufacturing Services
Hon Hai Precision Industry Co., Ltd.*	2,010,982	7,048,837	1.98

Fertilizers & Agricultural Chemicals
Syngenta A.G.	25,357	5,857,875	1.64

Food Retail
FamilyMart Co., Ltd.	142,600	4,709,070	1.32
Tesco PLC	784,848	4,427,652	1.25
		9,136,722	2.57

Health Care Equipment
Covidien PLC	91,300	3,668,434	1.03

Home Entertainment Software
Nintendo Co., Ltd.	18,300	5,373,045	1.51

Homebuilding
Cyrela Brazil Realty S.A.	199,100	2,152,045	0.61
Gafisa S.A.	298,162	1,784,016	0.50
PDG Realty S.A. Empreendimentos e Participações	776,800	6,558,688	1.84
		10,494,749	2.95

Hotels, Resorts & Cruise Lines
Accor S.A.	128,327	5,940,933	1.67
Ctrip.com International, Ltd. ADR*	96,400	3,620,784	1.02
		9,561,717	2.69

Household Products
Reckitt Benckiser Group PLC	84,116	3,912,602	1.10

Hypermarkets & Super Centers
Metro AG	137,546	7,017,802	1.97

Industrial Conglomerates
Siemens A.G.	84,807	7,585,108	2.13

Internet Software & Services
Alibaba.com Ltd.	771,500	1,522,254	0.43
Baidu, Inc. Spon. ADR*	55,290	3,764,143	1.06
MercadoLibre, Inc.*	31,700	1,665,835	0.47
Tencent Holdings Ltd.	179,400	2,972,164	0.83
Yahoo Japan Corporation	2,715	1,082,130	0.30
		11,006,526	3.09

Life & Health Insurance
Ping An Insurance (Group) Company of China Ltd. - Cl. H†	449,000	3,710,482	1.04

Life Sciences Tools & Services
Lonza Group AG	36,476	2,428,550	0.68

Multi-Line Insurance
AXA S.A.	339,732	5,190,114	1.46

Office Electronics
Canon, Inc.	142,200	5,299,715	1.49

Oil & Gas Exploration & Production
CNOOC Ltd.	2,630,800	4,458,142	1.25
OGX Petróleo e Gás Participações S.A.*	983,600	9,111,242	2.56
		13,569,384	3.81

Oil & Gas Refining & Marketing
Reliance Industries Ltd. -Spon. GDR, 144A	84,100	3,927,470	1.10

Packaged Foods & Meats
Nestlé S.A.	156,268	7,535,061	2.12

Pharmaceuticals
Novo Nordisk A/S - Cl. B	68,279	5,516,445	1.55
Teva Pharmaceutical Industries Ltd. Spon. ADR	217,089	11,286,457	3.17
		16,802,902	4.72

Railroads
Canadian National Railway Company	128,622	7,380,330	2.07

Restaurants
Compass Group PLC	714,005	5,431,781	1.53

Semiconductor Equipment
SUMCO CORPORATION*	132,700	2,199,379	0.62

Semiconductors
Infineon Technologies AG*	678,641	3,934,356	1.10

Specialty Chemicals
Novozymes A/S - Cl. B	27,804	2,966,825	0.83

Steel
ThyssenKrupp AG	143,581	3,538,286	0.99
Vale SA Spon. ADR	212,900	5,184,115	1.46
		8,722,401	2.45

Trading Companies & Distributors
Marubeni Corporation	1,410,000	7,228,223	2.03
Noble Group Ltd.	1,593,363	1,925,872	0.54
		9,154,095	2.57

Wireless Telecommunication Services
Millicom International Cellular S.A.	69,100	5,601,937	1.57

TOTAL COMMON STOCKS
(Cost $325,873,007)		342,948,037	96.30

PREFERRED STOCKS

Cable & Satellite
Net Servicos de Comunicacao S.A.	83,100	782,659	0.22

TOTAL PREFERRED STOCKS
(Cost $1,079,596)		782,659	0.22

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund, 0.000%	14,782,668	14,782,668	4.15

TOTAL SHORT-TERM INVESTMENTS
(Cost $14,782,668)		14,782,668	4.15

TOTAL INVESTMENTS
(Cost $341,735,271)		358,513,364	100.67

Liabilities, Less Cash and Other Assets		(2,403,381)	(0.67)

NET ASSETS		$356,109,983	100.00%

* Non-income producing.

† The security is valued at its fair value as determined in good faith by the Adviser to the Fund, in accordance with procedures established by, and under the general supervision of the Fund’s Board of Trustees.

 See notes to schedules of investments.

Marsico International Opportunities Fund

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Argentina	$1,665,835	0.46%
Belgium	8,935,510	2.49
Brazil	25,572,765	7.13
Canada	13,650,524	3.81
China	15,589,827	4.35
Denmark	8,483,270	2.37
France	28,976,106	8.08
Germany	45,210,789	12.61
Hong Kong	17,917,159	5.00
India	10,097,002	2.82
Ireland	3,668,434	1.02
Israel	11,286,457	3.15
Japan	43,598,132	12.16
Luxembourg	5,601,937	1.56
Singapore	5,342,126	1.49
Spain	16,867,829	4.71
Sweden	1,692,017	0.47
Switzerland	26,381,617	7.36
Taiwan	11,112,549	3.10
United Kingdom	42,080,811	11.74
United States(1)	14,782,668	4.12
	$358,513,364	100.00%

(1) Includes short-term securities.

Marsico Flexible Capital Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2010
(Unaudited)

	Number		Percent
	of		of Net
	Shares	Value	Assets
COMMON STOCKS

Aerospace & Defense
BE Aerospace, Inc.*	22,019	$559,943	0.91%

Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	12,488	464,803	0.75

Application Software
Nuance Communications, Inc.*	105,094	1,571,155	2.55

Broadcasting
Discovery Communications, Inc. - Cl. A*	24,728	883,037	1.43

Cable & Satellite
The DIRECTV Group, Inc. - Cl. A*	48,285	1,637,827	2.66

Computer Hardware
Apple, Inc.*	3,999	1,005,868	1.63

Construction Materials
Holcim Ltd.*	12,383	828,940	1.35

Data Processing & Outsourced Services
hiSoft Technology International Ltd. ADR*	22,200	230,880	0.37

Department Stores
Nordstrom, Inc.	10,399	334,744	0.54

Diversified Banks
U.S. Bancorp	118,994	2,659,516	4.31
Wells Fargo & Company	51,211	1,311,002	2.13
		3,970,518	6.44

Diversified Chemicals
PPG Industries, Inc.	4,586	277,040	0.45

Diversified Real Estate Activities
Hang Lung Properties Ltd.	393,000	1,510,682	2.45

Education Services
Anhanguera Educacional Participacoes S.A.	97,800	1,478,649	2.40

Electrical Components & Equipment
Sensata Technologies Holding N.V.*	82,900	1,325,571	2.15

Fertilizers & Agricultural Chemicals
Monsanto Company	35,153	1,624,772	2.64

Industrial Machinery
Eaton Corporation	16,074	1,051,883	1.71

Internet Retail
NetFlix, Inc.*	9,614	1,044,561	1.70
priceline.com, Inc.*	4,851	856,396	1.39
		1,900,957	3.09

Internet Software & Services
Baidu, Inc. Spon. ADR*	8,560	582,765	0.95
Google, Inc. - Cl. A*	4,567	2,032,086	3.30
GSI Commerce, Inc.*	22,940	660,672	1.07
		3,275,523	5.32

Investment Banking & Brokerage
The Charles Schwab Corporation	105,108	1,490,432	2.42
The Goldman Sachs Group, Inc.	5,572	731,436	1.19
		2,221,868	3.61

Life & Health Insurance
Ping An Insurance (Group) Company of China Ltd. - Cl. H†	214,500	1,772,602	2.88

Managed Health Care
Odontoprev S.A.	36,600	1,275,424	2.07

Office REITs
Ascendas India Trust	2,011,000	1,350,918	2.19

Oil & Gas Exploration & Production
Anadarko Petroleum Corporation	14,601	526,950	0.86
OGX Petróleo e Gás Participações S.A.*	108,600	1,005,979	1.63
		1,532,929	2.49

Other Diversified Financial Services
JPMorgan Chase & Co.	29,023	1,062,532	1.72

Packaged Foods & Meats
Mead Johnson Nutrition Company	31,610	1,584,293	2.57

Pharmaceuticals
Johnson & Johnson	10,620	627,217	1.02

Real Estate Operating Companies
BR Malls Participacoes S.A.	58,100	756,427	1.23

Regional Banks
Glacier Bancorp, Inc.	56,015	821,740	1.33

Specialty Chemicals
Novozymes A/S - Cl. B	9,535	1,017,432	1.65

Specialty Stores
L'Occitane International S.A.*	246,750	538,059	0.87

Technology Distributors
Digital China Holdings Ltd.	247,000	375,480	0.61

Thrifts & Mortgage Finance
TFS Financial Corporation	83,019	1,030,266	1.67

Wireless Telecommunication Services
Crown Castle International Corp.*	29,455	1,097,493	1.78
Sprint Nextel Corporation*	274,456	1,163,694	1.89
		2,261,187	3.67

TOTAL COMMON STOCKS
(Cost $41,014,250)		42,161,166	68.42

		Market	Percent
	Par	Value	of Net
	Value	in Dollars	Assets
CORPORATE BONDS

Health Care Facilities
HCA, Inc., 9.625%, 11/15/16	2,658,000	2,844,060	4.61

Investment Banking & Brokerage
Schwab Capital Trust I, Trust Preferred Security 7.500%, 11/15/37	1,490,000	1,476,560	2.40

Wireless Telecommunication Services
Crown Castle International Corp., 9.000%, 01/15/15	2,055,000	2,173,163	3.53

TOTAL CORPORATE BONDS
(Cost $6,310,689)		6,493,783	10.54

		Market	Percent
	Number of	Value	of Net
	Shares	in Dollars	Assets
PREFERRED STOCKS

Diversified Banks
Wachovia Capital Trust X, 7.850%	43,225	1,104,831	1.79

Other Diversified Financial Services
Countrywide Capital V, Capital Securities, 7.000%	110,050	2,373,779	3.85

TOTAL PREFERRED STOCKS
(Cost $3,091,684)		3,478,610	5.64

WARRANTS

Diversified Banks
Wells Fargo & Company, Strike Price: $34.01, Expiration Date: October 28, 2018*	31,000	239,320	0.39

Other Diversified Financial Services
JPMorgan Chase & Co., Strike Price: $42.42, Expiration Date: October 28, 2018*	40,485	511,730	0.83

TOTAL WARRANTS
(Cost $810,126)		751,050	1.22

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund, 0.000%	8,267,908	8,267,908	13.42

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,267,908)		8,267,908	13.42

TOTAL INVESTMENTS
(Cost $59,494,657)		61,152,517	99.24

Cash and Other Assets, Less Liabilities		468,578	0.76

NET ASSETS		$61,621,095	100.00%

* Non-income producing.

† The security is valued at its fair value as determined in good faith by the Adviser to the Fund, in accordance with procedures established by, and under the general supervision of the Fund’s Board of Trustees.

 See notes to schedules of investments.

Marsico Flexible Capital Fund

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Brazil	$4,516,479	7.39%
China	2,586,247	4.23
Hong Kong	1,886,162	3.08
Singapore	1,350,918	2.21
Netherlands	1,325,571	2.17
Denmark	1,017,432	1.66
Switzerland	828,940	1.36
Luxembourg	538,059	0.88
Canada	464,803	0.76
United States(1)	46,637,906	76.26
	$61,152,517	100.00%

(1) Includes short-term securities.

Marsico Global Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2010
(Unaudited)

	Number		Percent
	of		of Net
	Shares	Value	Assets

COMMON STOCKS

Aerospace & Defense
Precision Castparts Corp.	17,948	$1,847,208	1.84%

Apparel Retail
Industria de Diseno Textile S.A. (Inditex)	71,348	4,068,358	4.06
rue21, inc.*	23,129	701,734	0.70
		4,770,092	4.76

Apparel, Accessories & Luxury Goods
Compagnie Financière Richemont SA	93,263	3,256,023	3.25
lululemon athletica, inc.*	18,454	686,858	0.68
		3,942,881	3.93

Application Software
ANSYS, Inc.*	18,760	761,093	0.76
Nuance Communications, Inc.*	96,129	1,437,129	1.43
		2,198,222	2.19

Asset Management & Custody Banks
Julius Baer Group Ltd.	89,041	2,538,789	2.53
State Street Corporation	35,291	1,193,542	1.19
		3,732,331	3.72

Brewers
Anheuser-Busch InBev N.V.	71,063	3,416,796	3.41

Casinos & Gaming
Wynn Macau Ltd.*	1,373,875	2,240,425	2.24

Computer Hardware
Apple, Inc.*	17,861	4,492,577	4.48

Data Processing & Outsourced Services
HiSoft Technology International Ltd. ADR*	36,500	379,600	0.38

Department Stores
Lojas Renner S.A.	47,527	1,290,207	1.29

Distributors
Li & Fung Ltd.	700,000	3,140,692	3.13

Diversified Banks
Banco Santander SA	94,239	988,207	0.99
ICICI Bank Ltd. Spon. ADR	40,109	1,449,539	1.45
Standard Chartered PLC	40,650	1,005,182	1.00
Wells Fargo & Company	214,635	5,494,656	5.48
		8,937,584	8.92

Diversified Capital Markets
Credit Suisse Group AG	58,550	2,201,318	2.20

Diversified Metals & Mining
BHP Billiton PLC	68,937	1,787,436	1.78

Diversified Real Estate Activities
Hang Lung Properties Ltd.	451,000	1,733,632	1.73

Diversified Support Services
Ritchie Bros. Auctioneers, Inc.	40,707	741,681	0.74

Electrical Components & Equipment
Sensata Technologies Holding N.V.*	72,900	1,165,671	1.16

Fertilizers & Agricultural Chemicals
Monsanto Company	45,923	2,122,561	2.12

Health Care Equipment
Intuitive Surgical, Inc.*	11,256	3,552,619	3.55

Homebuilding
Cyrela Brazil Realty S.A.	91,269	986,514	0.98
D.R. Horton, Inc.	82,335	809,353	0.81
Gafisa S.A.	122,834	734,963	0.73
Gafisa S.A. ADR	50,447	610,913	0.61
PDG Realty S.A. Empreendimentos e Participações	122,100	1,030,916	1.03
		4,172,659	4.16

Hotels, Resorts & Cruise Lines
Ctrip.com International, Ltd. ADR*	19,000	713,640	0.71
Starwood Hotels & Resorts Worldwide, Inc.	42,169	1,747,062	1.75
		2,460,702	2.46

Industrial Gases
Praxair, Inc.	15,315	1,163,787	1.16

Internet Retail
Amazon.com, Inc.*	14,119	1,542,642	1.54

Internet Software & Services
Baidu, Inc. Spon. ADR*	7,940	540,555	0.54
Google, Inc. - Cl. A*	6,615	2,943,345	2.94
MercadoLibre, Inc.*	20,400	1,072,020	1.07
OpenTable, Inc.*	12,396	514,062	0.51
		5,069,982	5.06

IT Consulting & Other Services
Accenture PLC - Cl. A	26,300	1,016,495	1.01

Life & Health Insurance
Ping An Insurance (Group) Company of China Ltd. - Cl. H†	278,000	2,297,358	2.29

Marine
Kuehne + Nagel International AG	17,624	1,814,193	1.81

Movies & Entertainment
The Walt Disney Company	61,975	1,952,212	1.95

Oil & Gas Exploration & Production
OGX Petróleo e Gás Participações S.A.*	343,400	3,180,968	3.18
Range Resources Corporation	21,513	863,747	0.86
		4,044,715	4.04

Other Diversified Financial Services
JPMorgan Chase & Co.	89,016	3,258,876	3.25

Packaged Foods & Meats
Nestlé S.A.	44,351	2,138,553	2.13

Real Estate Operating Companies
BR Malls Participacoes S.A.	217,600	2,833,019	2.83

Real Estate Services
IFM Investments Ltd. ADR*	105,000	549,150	0.55

Regional Banks
First Midwest Bancorp, Inc.	73,486	893,590	0.89
The PNC Financial Services Group, Inc.	70,260	3,969,690	3.96
		4,863,280	4.85

Restaurants
Chipotle Mexican Grill, Inc. - Cl. A*	8,251	1,128,819	1.13

Specialty Chemicals
Novozymes A/S - Cl. B	19,439	2,074,238	2.07

Wireless Telecommunication Services
Crown Castle International Corp.*	78,922	2,940,634	2.93

TOTAL COMMON STOCKS
(Cost $89,265,325)		99,014,847	98.79

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.000%	1,188,937	1,188,937	1.19

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,188,937)		1,188,937	1.19

TOTAL INVESTMENTS
(Cost $90,454,262)		100,203,784	99.98

Cash and Other Assets, Less Liabilities		17,272	0.02

NET ASSETS		$100,221,056	100.00%

* Non-income producing.

† The security is valued at its fair value as determined in good faith by the Adviser to the Fund, in accordance with procedures established by, and under the general supervision of the Fund’s Board of Trustees.

 See notes to schedules of investments.

Marsico Global Fund

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Argentina	$1,072,020	1.07%
Belgium	3,416,796	3.41
Brazil	10,667,500	10.65
Canada	1,428,539	1.43
China	4,480,303	4.47
Denmark	2,074,238	2.07
Hong Kong	4,874,324	4.86
India	1,449,539	1.45
Ireland	1,016,495	1.01
Macau	2,240,425	2.24
Netherlands	1,165,671	1.16
Spain	5,056,565	5.05
Switzerland	11,948,876	11.92
United Kingdom	2,792,618	2.79
United States(1)	46,519,875	46.42
	$100,203,784	100.00%

(1) Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation - A security traded on a recognized stock exchange is valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale is reported on the valuation date, the most current bid price will generally be used.  Other securities for which over-the-counter market quotations are readily available are valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Board of Trustees of the Focus Fund, Growth Fund, 21st Century Fund, International Opportunities Fund, Flexible Capital Fund, and Global Fund (collectively, the “Funds”). The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500 Index.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Values of securities denominated in foreign currencies are translated into U.S. dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held.

The Focus Fund, Growth Fund, 21st Century Fund and International Opportunities Fund adopted the provisions of Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”), on October 1, 2007. The Flexible Capital Fund and Global Fund adopted the Income Tax Statement at their respective inception dates. The Income Tax Statement requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more likely-than-not” standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations contained in the Funds’ Annual and Semi-Annual Reports.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2006-2009 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2010 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Focus Fund	Growth Fund	21st Century Fund	International Opportunities Fund	Flexible Capital Fund	Global Fund

Cost of Investments	$1,413,151,820	$717,447,255	$700,715,603	$356,113,009	$60,185,905	$95,207,215

Gross Unrealized Appreciation	$236,779,794	$142,073,342	$98,736,640	$32,236,720	$2,957,541	$11,863,693
Gross Unrealized Depreciation	(104,543,612)	(40,579,835)	(68,492,835)	(29,836,363)	(1,990,929)	(6,867,124)

Net Unrealized Appreciation (Depreciation) on investments	$132,236,182	$101,493,507	$30,243,805	$2,400,357	$966,612	$4,996,569

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies ("PFICs").

In September 2006, the Financial Accounting Standards Board (“FASB”) issued “Fair Value Measurements and Disclosures” (the “Fair Value Statement”) effective for fiscal years beginning after November 15, 2007. The Fair Value Statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. The Trust adopted the Fair Value Statement as of the beginning of its fiscal year on October 1, 2008. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments.  The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of June 30, 2010:

Fund Investments by Major Security Type	Level 1	Level 2*	Level 3	Total Investments

Focus Fund
Common Stocks
Consumer Discretionary	$310,298,896	$-	$-	$310,298,896
Consumer Staples	47,687,075	-	-	47,687,075
Energy	44,194,887	-	-	44,194,887
Financials	284,036,144	-	-	284,036,144
Health Care	125,907,915	-	-	125,907,915
Industrials	261,533,217	-	-	261,533,217
Information Technology	291,952,580	-	-	291,952,580
Materials	178,202,747	-	-	178,202,747
Short-Term Investments	1,574,541	-	-	1,574,541
				$1,545,388,002
Growth Fund
Common Stocks
Consumer Discretionary	201,085,267	-	-	201,085,267
Energy	28,585,240	-	-	28,585,240
Financials	115,946,881	-	-	115,946,881
Health Care	28,110,349	-	-	28,110,349
Industrials	107,512,326	-	-	107,512,326
Information Technology	166,635,934	-	-	166,635,934
Materials	120,988,402	-	-	120,988,402
Telecommunication Services	22,781,020	-	-	22,781,020
Preferred Stocks	8,724,930	-	-	8,724,930
Short-Term Investments	18,570,413	-	-	18,570,413
				$818,940,762
21st Century Fund
Common Stocks
Consumer Discretionary	152,863,492	-	-	152,863,492
Consumer Staples	-	23,666,057	-	23,666,057
Energy	24,275,033	-	-	24,275,033
Financials	270,456,501	-	-	270,456,501
Health Care	35,284,330	-	-	35,284,330
Industrials	74,522,091	-	-	74,522,091
Information Technology	90,260,385	-	-	90,260,385
Materials	20,445,879	-	-	20,445,879
Telecommunication Services	27,036,788	-	-	27,036,788
Warrants	6,242,654	-	-	6,242,654
Short-Term Investments	5,817,935	-	-	5,817,935
				$730,871,145

Fund Investments by Major Security Type	Level 1	Level 2*	Level 3	Total Investments

International Opportunities Fund
Common Stocks
Consumer Discretionary	17,840,009	58,526,423	-	76,366,432
Consumer Staples	-	40,285,874	-	40,285,874
Energy	13,038,712	4,458,142	-	17,496,854
Financials	6,169,532	50,727,661	-	56,897,193
Health Care	14,954,891	7,944,995	-	22,899,886
Industrials	7,380,330	32,660,041	-	40,040,371
Information Technology	9,154,034	38,743,891	-	47,897,925
Materials	7,730,253	23,446,771	-	31,177,024
Telecommunication Services	5,601,937	-	-	5,601,937
Utilities	-	4,284,541	-	4,284,541
Preferred Stocks	782,659	-	-	782,659
Short-Term Investments	14,782,668	-	-	14,782,668
				$358,513,364
Flexible Capital Fund
Common Stocks
Consumer Discretionary	7,238,076	-	-	7,238,076
Consumer Staples	1,584,293	-	-	1,584,293
Energy	1,532,929	-	-	1,532,929
Financials	11,214,269	3,283,284	-	14,497,553
Health Care	1,902,641	-	-	1,902,641
Industrials	2,937,397	-	-	2,937,397
Information Technology	6,083,426	375,480	-	6,458,906
Materials	1,901,812	1,846,372	-	3,748,184
Telecommunication Services	2,261,187	-	-	2,261,187
Corporate Bonds	-	6,493,783	-	6,493,783
Preferred Stocks	3,478,610	-	-	3,478,610
Warrants	751,050	-	-	751,050
Short-Term Investments	8,267,908	-	-	8,267,908
				$61,152,517
Global Fund
Common Stocks
Consumer Discretionary	13,935,833	12,705,498	-	26,641,331
Consumer Staples	-	5,555,349	-	5,555,349
Energy	4,044,715	-	-	4,044,715
Financials	19,642,062	10,764,486	-	30,406,548
Health Care	3,552,619	-	-	3,552,619
Industrials	3,754,560	1,814,193	-	5,568,753
Information Technology	13,156,876	-	-	13,156,876
Materials	3,286,348	3,861,674	-	7,148,022
Telecommunication Services	2,940,634	-	-	2,940,634
Short-Term Investments	1,188,937	-	-	1,188,937
				$100,203,784

* In accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees,the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to a significant change in the value of U.S.-traded securities, as measured by the S&P 500 Index. In this circumstance, such securities are included along with other securities categorized as Level 2.  Such securities represent the only significant transfers between each of the three levels.

Item 2.  Controls and Procedures

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s fiscal quarter ended June 30, 2010 that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:	August 27, 2010

By:	/s/ Neil L. Gloude
Neil L. Gloude
Vice President, Secretary and Treasurer

Date:	August 27, 2010